Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Nuveen Investment Trust III
Entity Central Index Key	0001071336
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
C000088321 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen High Yield Income Fund
Class Name	Class I Shares
Trading Symbol	NCOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen High Yield Income Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$76	0.74%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen High Yield Income Fund returned 6.55% for Class I Shares at net asset value (NAV) for the 12 months ended August 31, 2026. The Fund outperformed the ICE BofA U.S. High Yield Index, which returned 4.78%.

Top contributors to relative performance

•
Security selection within B-rated and CCC-rated securities.

•
An underweight to and security selection within the technology and electronics sector.

Top detractors from relative performance

•
Underweight to the retail sector.

•
Overweight to CC-rated securities.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	6.55%	4.64%	5.40%

Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%

ICE BofA U.S. High Yield Index	4.78%	4.09%	5.28%

Lipper High Yield Funds Classification Average	4.70%	3.72%	4.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 593,581,750
Holdings Count | Holding	324
Advisory Fees Paid, Amount	$ 3,286,959
Investment Company Portfolio Turnover	123.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of August 31, 2026)

Fund net assets	$593,581,750

Total number of portfolio holdings	324

Portfolio turnover (%)	123%

Total management fees paid for the year	$3,286,959

Holdings [Text Block]

(1)	Includes 3.2% of $1,000 Par Preferred and/or Contingent Capital Securities.
(2)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Credit Ratings Selection [Text Block]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000146445 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen High Yield Income Fund
Class Name	Class R6 Shares
Trading Symbol	NCSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen High Yield Income Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$62	0.60%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen High Yield Income Fund returned 6.65% for Class R6 Shares at net asset value (NAV) for the 12 months ended August 31, 2026. The Fund outperformed the ICE BofA U.S. High Yield Index, which returned 4.78%.

Top contributors to relative performance

•
Security selection within B-rated and CCC-rated securities.

•
An underweight to and security selection within the technology and electronics sector.

Top detractors from relative performance

•
Underweight to the retail sector.

•
Overweight to CC-rated securities.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	6.65%	4.77%	5.53%

Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%

ICE BofA U.S. High Yield Index	4.78%	4.09%	5.28%

Lipper High Yield Funds Classification Average	4.70%	3.72%	4.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 593,581,750
Holdings Count | Holding	324
Advisory Fees Paid, Amount	$ 3,286,959
Investment Company Portfolio Turnover	123.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of August 31, 2026)

Fund net assets	$593,581,750

Total number of portfolio holdings	324

Portfolio turnover (%)	123%

Total management fees paid for the year	$3,286,959

Holdings [Text Block]

(1)	Includes 3.2% of $1,000 Par Preferred and/or Contingent Capital Securities.
(2)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Credit Ratings Selection [Text Block]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000088319 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen High Yield Income Fund
Class Name	Class C Shares
Trading Symbol	NCFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen High Yield Income Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$179	1.74%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.74%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen High Yield Income Fund returned 5.51% for Class C Shares at net asset value (NAV) for the 12 months ended August 31, 2026. The Fund outperformed the ICE BofA U.S. High Yield Index, which returned 4.78%.

Top contributors to relative performance

•
Security selection within B-rated and CCC-rated securities.

•
An underweight to and security selection within the technology and electronics sector.

Top detractors from relative performance

•
Underweight to the retail sector.

•
Overweight to CC-rated securities.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class C Shares at NAV (excluding maximum sales charge)	5.51%	3.59%	4.51%

Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%

ICE BofA U.S. High Yield Index	4.78%	4.09%	5.28%

Lipper High Yield Funds Classification Average	4.70%	3.72%	4.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 593,581,750
Holdings Count | Holding	324
Advisory Fees Paid, Amount	$ 3,286,959
Investment Company Portfolio Turnover	123.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of August 31, 2026)

Fund net assets	$593,581,750

Total number of portfolio holdings	324

Portfolio turnover (%)	123%

Total management fees paid for the year	$3,286,959

Holdings [Text Block]

(1)	Includes 3.2% of $1,000 Par Preferred and/or Contingent Capital Securities.
(2)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Credit Ratings Selection [Text Block]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
Material Fund Change [Text Block]
How has the Fund changed?
Sales charge breakpoint change: Effective August 1, 2026, Class A share purchases of $250,000 or more may be made at net asset value without an up-front sales charge (although such purchases may be subject to a contingent deferred sales charge in certain circumstances) and Class C share purchase orders equaling or exceeding $250,000 will not be accepted.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Material Fund Change Expenses [Text Block]
Sales charge breakpoint change: Effective August 1, 2026, Class A share purchases of $250,000 or more may be made at net asset value without an up-front sales charge (although such purchases may be subject to a contingent deferred sales charge in certain circumstances) and Class C share purchase orders equaling or exceeding $250,000 will not be accepted.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000088318 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen High Yield Income Fund
Class Name	Class A Shares
Trading Symbol	NCOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen High Yield Income Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$102	0.99%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.99%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen High Yield Income Fund returned 6.28% for Class A Shares at net asset value (NAV) for the 12 months ended August 31, 2026. The Fund outperformed the ICE BofA U.S. High Yield Index, which returned 4.78%.

Top contributors to relative performance

•
Security selection within B-rated and CCC-rated securities.

•
An underweight to and security selection within the technology and electronics sector.

Top detractors from relative performance

•
Underweight to the retail sector.

•
Overweight to CC-rated securities.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	6.28%	4.37%	5.14%

Class A Shares at maximum sales charge (Offering Price)	1.23%	3.36%	4.63%

Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%

ICE BofA U.S. High Yield Index	4.78%	4.09%	5.28%

Lipper High Yield Funds Classification Average	4.70%	3.72%	4.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 593,581,750
Holdings Count | Holding	324
Advisory Fees Paid, Amount	$ 3,286,959
Investment Company Portfolio Turnover	123.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of August 31, 2026)

Fund net assets	$593,581,750

Total number of portfolio holdings	324

Portfolio turnover (%)	123%

Total management fees paid for the year	$3,286,959

Holdings [Text Block]

(1)	Includes 3.2% of $1,000 Par Preferred and/or Contingent Capital Securities.
(2)
The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Credit Ratings Selection [Text Block]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
Material Fund Change [Text Block]
How has the Fund changed?
Sales charge breakpoint change: Effective August 1, 2026, Class A share purchases of $250,000 or more may be made at net asset value without an up-front sales charge (although such purchases may be subject to a contingent deferred sales charge in certain circumstances) and Class C share purchase orders equaling or exceeding $250,000 will not be accepted.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Material Fund Change Expenses [Text Block]
Sales charge breakpoint change: Effective August 1, 2026, Class A share purchases of $250,000 or more may be made at net asset value without an up-front sales charge (although such purchases may be subject to a contingent deferred sales charge in certain circumstances) and Class C share purchase orders equaling or exceeding $250,000 will not be accepted.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000100148 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Floating Rate Income Fund
Class Name	Class A Shares
Trading Symbol	NFRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Floating Rate Income Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$97	0.95%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%	[5]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Floating Rate Income Fund returned 5.23% for Class A Shares at net asset value (NAV) for the 12 months ended August 31, 2026. The Fund outperformed the S&P UBS Leveraged Loan Index, which returned 4.87%.

Top contributors to relative performance

•
An underweight to and security selection within the information technology sector.

•
Security selection within CCC-rated issuers.

Top detractors from relative performance

•
An underweight to and security selection within the industrials sector.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	5.23%	5.65%	4.93%

Class A Shares at maximum sales charge (Offering Price)	2.07%	5.01%	4.61%

Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%

S&P UBS Leveraged Loan Index	4.87%	6.20%	5.44%

Lipper Loan Participation Funds Classification Average	4.30%	5.15%	4.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,143,874,502
Holdings Count | Holding	465
Advisory Fees Paid, Amount	$ 11,256,891
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of August 31, 2026)

Fund net assets	$2,143,874,502

Total number of portfolio holdings	465

Portfolio turnover (%)	55%

Total management fees paid for the year	$11,256,891

Holdings [Text Block]

(1)	Affiliated investment.
(2)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
Sales charge breakpoint change: Effective August 1, 2026, Class A share purchases of $250,000 or more may be made at net asset value without an up-front sales charge (although such purchases may be subject to a contingent deferred sales charge in certain circumstances) and Class C share purchase orders equaling or exceeding $250,000 will not be accepted.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Material Fund Change Expenses [Text Block]
Sales charge breakpoint change: Effective August 1, 2026, Class A share purchases of $250,000 or more may be made at net asset value without an up-front sales charge (although such purchases may be subject to a contingent deferred sales charge in certain circumstances) and Class C share purchase orders equaling or exceeding $250,000 will not be accepted.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000100149 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Floating Rate Income Fund
Class Name	Class C Shares
Trading Symbol	NFFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Floating Rate Income Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$174	1.70%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.70%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Floating Rate Income Fund returned 4.39% for Class C Shares at net asset value (NAV) for the 12 months ended August 31, 2026. The Fund underperformed the S&P UBS Leveraged Loan Index, which returned 4.87%.

Top contributors to relative performance

•
An underweight to and security selection within the information technology sector.

•
Security selection within CCC-rated issuers.

Top detractors from relative performance

•
An underweight to and security selection within the industrials sector.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class C Shares at NAV (excluding maximum sales charge)	4.39%	4.86%	4.30%

Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%

S&P UBS Leveraged Loan Index	4.87%	6.20%	5.44%

Lipper Loan Participation Funds Classification Average	4.30%	5.15%	4.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,143,874,502
Holdings Count | Holding	465
Advisory Fees Paid, Amount	$ 11,256,891
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of August 31, 2026)

Fund net assets	$2,143,874,502

Total number of portfolio holdings	465

Portfolio turnover (%)	55%

Total management fees paid for the year	$11,256,891

Holdings [Text Block]

(1)	Affiliated investment.
(2)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
Sales charge breakpoint change: Effective August 1, 2026, Class A share purchases of $250,000 or more may be made at net asset value without an up-front sales charge (although such purchases may be subject to a contingent deferred sales charge in certain circumstances) and Class C share purchase orders equaling or exceeding $250,000 will not be accepted.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Material Fund Change Expenses [Text Block]
Sales charge breakpoint change: Effective August 1, 2026, Class A share purchases of $250,000 or more may be made at net asset value without an up-front sales charge (although such purchases may be subject to a contingent deferred sales charge in certain circumstances) and Class C share purchase orders equaling or exceeding $250,000 will not be accepted.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000151936 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Floating Rate Income Fund
Class Name	Class R6 Shares
Trading Symbol	NFRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Floating Rate Income Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$65	0.63%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%	[7]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Floating Rate Income Fund returned 5.53% for Class R6 Shares at net asset value (NAV) for the 12 months ended August 31, 2026. The Fund outperformed the S&P UBS Leveraged Loan Index, which returned 4.87%.

Top contributors to relative performance

•
An underweight to and security selection within the information technology sector.

•
Security selection within CCC-rated issuers.

Top detractors from relative performance

•
An underweight to and security selection within the industrials sector.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	5.53%	6.00%	5.29%

Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%

S&P UBS Leveraged Loan Index	4.87%	6.20%	5.44%

Lipper Loan Participation Funds Classification Average	4.30%	5.15%	4.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,143,874,502
Holdings Count | Holding	465
Advisory Fees Paid, Amount	$ 11,256,891
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of August 31, 2026)

Fund net assets	$2,143,874,502

Total number of portfolio holdings	465

Portfolio turnover (%)	55%

Total management fees paid for the year	$11,256,891

Holdings [Text Block]

(1)	Affiliated investment.
(2)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000100151 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Floating Rate Income Fund
Class Name	Class I Shares
Trading Symbol	NFRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Floating Rate Income Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$72	0.70%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%	[8]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Floating Rate Income Fund returned 5.51% for Class I Shares at net asset value (NAV) for the 12 months ended August 31, 2026. The Fund outperformed the S&P UBS Leveraged Loan Index, which returned 4.87%.

Top contributors to relative performance

•
An underweight to and security selection within the information technology sector.

•
Security selection within CCC-rated issuers.

Top detractors from relative performance

•
An underweight to and security selection within the industrials sector.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	5.51%	5.93%	5.20%

Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%

S&P UBS Leveraged Loan Index	4.87%	6.20%	5.44%

Lipper Loan Participation Funds Classification Average	4.30%	5.15%	4.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,143,874,502
Holdings Count | Holding	465
Advisory Fees Paid, Amount	$ 11,256,891
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of August 31, 2026)

Fund net assets	$2,143,874,502

Total number of portfolio holdings	465

Portfolio turnover (%)	55%

Total management fees paid for the year	$11,256,891

Holdings [Text Block]

(1)	Affiliated investment.
(2)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses

[1]	Annualized for period less than one year.
[2]	Annualized for period less than one year.
[3]	Annualized for period less than one year.
[4]	Annualized for period less than one year.
[5]	Annualized for period less than one year.
[6]	Annualized for period less than one year.
[7]	Annualized for period less than one year.
[8]	Annualized for period less than one year.